Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Colchester Street Trust
Prospectus Date	rr_ProspectusDate	May 30, 2015
II | Prime Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fcst_SupplementTextBlock	Supplement to the
Fidelity® Institutional Money Market Funds
Class II
May 30, 2015
Prospectus

The following information supplements information for Government Portfolio, Treasury Only Portfolio, and Treasury Portfolio found in the "Fund Summary" section under the heading "Principal Investment Risks" on pages 4, 22, and 26, respectively.

The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.